FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2014 RUB (₽)
Cash equivalents:
Bank deposits	$ 532.7				₽ 30,686.0		₽ 22,521.0
Investments in money market funds	0.1				3.0		3.0
Term deposits, current	400.0				23,040.0		31,769.0
Term deposits, non-current	86.9				5,005.0
Restricted cash	9.8			₽ 1,390.0	569.0	$ 10.1	578.0	₽ 1,501.0
Additional disclosures
Transfer amount between the levels				0.0	0.0		0.0
Total gains attributable to bank deposits and investments in money market funds	45.1	₽ 2,598.0	₽ 2,583.0	₽ 2,868.0
Recurring basis
Cash equivalents:
Bank deposits	532.7				30,686.0		22,521.0
Investments in money market funds	0.1				3.0		3.0
Term deposits, current	400.0				23,040.0		31,769.0
Term deposits, non-current	87.0				5,013.0
Restricted cash	9.8				569.0		578.0
Investments in debt securities							3,033.0
Loans to employees	36.8				2,116.0		1,583.0
Loans granted	18.6				1,075.0		1,120.0
Fair value of financial assets	1,085.0				62,502.0		60,607.0
Liabilities:
Convertible debt	318.1				18,323.0		19,228.0
Contingent consideration	3.3				188.0		254.0
Derivative contracts	0.3				18.0		59.0
Redeemable noncontrolling interests (Note 14)	170.5				9,821.0		1,506.0
Fair value of financial liabilities	$ 492.2				28,350.0		21,047.0
Level 1 | Recurring basis
Cash equivalents:
Investments in money market funds					3.0		3.0
Restricted cash					569.0		578.0
Fair value of financial assets					572.0		581.0
Level 2 | Recurring basis
Cash equivalents:
Bank deposits					30,686.0		22,521.0
Term deposits, current					23,040.0		31,769.0
Term deposits, non-current					5,013.0
Investments in debt securities							3,033.0
Loans to employees					2,116.0		1,583.0
Loans granted					1,075.0		1,120.0
Fair value of financial assets					61,930.0		60,026.0
Liabilities:
Convertible debt					18,323.0		19,228.0
Derivative contracts					18.0		59.0
Fair value of financial liabilities					18,341.0		19,287.0
Level 3 | Recurring basis
Liabilities:
Contingent consideration					188.0		254.0
Redeemable noncontrolling interests (Note 14)					9,821.0		1,506.0
Fair value of financial liabilities					₽ 10,009.0		₽ 1,760.0